Contingencies - Summary of Movements In Provision Balances (Detail) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Loss Contingency Accrual [Roll Forward]
Balance at Jan 1, 2014	BRL 5,131,768	BRL 5,616,317
Merger of TmarPart and subsidiaries	13,902
Acquisition of investments-PT Portugal		141,709
Inflation adjustment	176,297	233,276
Additions/(reversals)	566,617	470,597
Write-offs for payment/terminations	(1,453,618)	(1,181,613)
Foreign exchange differences		110
Liabilities on held-for-sale assets		(148,628)
Balance in 2014	4,434,966	5,131,768
Labor contingencies
Loss Contingency Accrual [Roll Forward]
Balance at Jan 1, 2014	1,155,024	1,142,274
Merger of TmarPart and subsidiaries	6,987
Acquisition of investments-PT Portugal		7,471
Inflation adjustment	(15,016)	147,825
Additions/(reversals)	(113,636)	116,230
Write-offs for payment/terminations	(183,882)	(250,830)
Foreign exchange differences		5
Liabilities on held-for-sale assets		(7,951)
Balance in 2014	849,477	1,155,024
Tax contingencies
Loss Contingency Accrual [Roll Forward]
Balance at Jan 1, 2014	532,621	640,372
Merger of TmarPart and subsidiaries	6,130
Acquisition of investments-PT Portugal		86,198
Inflation adjustment	33,053	(29,680)
Additions/(reversals)	44,325	13,895
Write-offs for payment/terminations	(123,772)	(82,593)
Foreign exchange differences		69
Liabilities on held-for-sale assets		(95,640)
Balance in 2014	492,357	532,621
Civil contingencies
Loss Contingency Accrual [Roll Forward]
Balance at Jan 1, 2014	3,444,123	3,833,671
Merger of TmarPart and subsidiaries	785
Acquisition of investments-PT Portugal		48,040
Inflation adjustment	158,260	115,131
Additions/(reversals)	635,928	340,472
Write-offs for payment/terminations	(1,145,964)	(848,190)
Foreign exchange differences		36
Liabilities on held-for-sale assets		(45,037)
Balance in 2014	BRL 3,093,132	BRL 3,444,123